Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	9 Months Ended	12 Months Ended	21 Months Ended	24 Months Ended	33 Months Ended	36 Months Ended	45 Months Ended	48 Months Ended	57 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	81 Months Ended	84 Months Ended	93 Months Ended	96 Months Ended	105 Months Ended	108 Months Ended	120 Months Ended
	Apr. 13, 2017	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
C000170095
Account Value [Line Items]
Line Graph and Table Measure Name			Boyd Watterson Limited Duration Enhanced Income Fund
Accumulated Value		$ 10,000			$ 10,625		$ 11,059		$ 11,003		$ 11,876		$ 12,429		$ 12,717		$ 12,315		$ 13,522		$ 14,419	$ 15,449
C000170094
Account Value [Line Items]
Line Graph and Table Measure Name			Boyd Watterson Limited Duration Enhanced Income Fund
Accumulated Value	$ 10,000			$ 10,288		$ 10,226		$ 11,018		$ 11,500		$ 11,746		$ 11,359		$ 12,436		$ 13,248		$ 14,156
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. 1-5 Year Government/Credit Index
Accumulated Value		10,000			10,156		10,285		10,427		10,949		11,465		11,353		10,729		11,254		11,677	12,390
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. 1-5 Year Government/Credit Index
Accumulated Value	10,000			10,030		10,169		10,678		11,181		11,072		10,463		10,975		11,387		12,083
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value		10,000			10,128		10,214		10,377		10,795		11,155		11,102		10,693		11,186		11,673	12,297
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000			$ 10,265		$ 10,628		$ 10,629		$ 11,556		$ 12,423		$ 12,232		$ 10,641		$ 11,229		$ 11,369	$ 12,199
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value	10,000			10,026		10,186		10,597		10,950		10,898		10,496		10,980		11,459		12,071
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000			$ 10,176		$ 10,177		$ 11,064		$ 11,895		$ 11,711		$ 10,188		$ 10,751		$ 10,885		$ 11,680